Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales	$ 273,986	$ 284,155	$ 263,118	$ 277,786	$ 249,711	$ 249,811	$ 233,559	$ 242,527	$ 240,076	$ 838,910	$ 790,615	$ 1,074,770	$ 965,973	$ 946,126
Cost of sales (exclusive of amortization of intangible assets)	108,297		107,463							328,334	311,709	418,138	345,270	338,719
Gross profit	165,689	177,726	155,655	166,696	156,555	160,607	149,412	157,962	152,722	510,576	478,906	656,632	620,703	607,407
Operating expenses:
Selling, general and administrative	110,735		115,854							342,617	361,761	487,084	433,408	420,758
Research and development	7,938		6,477							21,695	19,721	26,850	21,892	23,540
Amortization of intangible assets	24,487		24,435							73,505	69,373	93,957	77,523	77,254
Impairment of goodwill and intangible assets												141,006		6,998
Operating Expenses, Total	143,160		146,766							437,817	450,855	748,897	532,823	528,550
Operating (loss) income	22,529	(120,316)	8,889	7,243	11,919	32,895	21,445	15,969	17,571	72,759	28,051	(92,265)	87,880	78,857
Other income (expense):
Interest expense	(46,411)		(42,764)							(134,899)	(126,320)	(169,332)	(155,181)	(157,032)
Interest income	46		77							151	240	345	310	1,033
Loss on modification and extinguishment of debt										(9,398)	(2,065)	(2,065)	(19,798)
Other income (expense), net	1,870		(6,004)							2,931	(1,551)	(2,814)	859	6,073
Nonoperating Income (Expense), Total	(44,495)		(48,691)							(141,215)	(129,696)	(173,866)	(173,810)	(149,926)
(Loss) income from continuing operations before income taxes	(21,966)		(39,802)							(68,456)	(101,645)	(266,131)	(85,930)	(71,069)
Income tax (provision) benefit	(569)		14,096							(3,044)	36,055	52,544	34,255	21,678
(Loss) income from continuing operations												(213,587)	(51,675)	(49,391)
Loss from discontinued operations, net of tax														(319)
Net (loss) income	(22,535)	(147,997)	(25,706)	(18,960)	(20,924)	(11,372)	(7,531)	564	(33,336)	(71,500)	(65,590)	(213,587)	(51,675)	(49,710)
Net income attributable to noncontrolling interests	(27)		(58)							(614)	(668)	(882)	(857)	(723)
Net income (loss) attributable to DJO Finance LLC	$ (22,562)	$ (148,211)	$ (25,764)	$ (19,255)	$ (21,239)	$ (11,402)	$ (7,715)	$ 243	$ (33,658)	$ (72,114)	$ (66,258)	$ (214,469)	$ (52,532)	$ (50,433)